Summary of Significant Accounting Policies (Details) - Schedule of Class A ordinary shares reflected in the condensed balance sheets	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of Class A ordinary shares reflected in the condensed balance sheets [Abstract]
Gross proceeds	$ 115,000,000
Less:
Class A ordinary shares issuance costs	(6,750,445)
Plus:
Accretion of carrying value to redemption value	6,750,445
Class A ordinary shares subject to possible redemption	$ 115,000,000